Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Revenues from Third Party Payers, Uninsured and Other Payers	Our revenues by primary third-party payer classification and other (including uninsured patients) for the years ended December 31, are summarized in the following table (dollars in millions):

	Years Ended December 31,
	2022	Ratio	2021	Ratio	2020	Ratio
Medicare	$10,447	17.3%	$10,447	17.8%	$10,420	20.2%
Managed Medicare	9,201	15.3	8,424	14.3	6,997	13.6
Medicaid	2,636	4.4	2,290	3.9	1,965	3.8
Managed Medicaid	3,998	6.6	3,124	5.3	2,621	5.1
Managed care and other insurers	29,120	48.3	30,295	51.6	26,535	51.5
International (managed care and other insurers)	1,317	2.2	1,336	2.3	1,120	2.2
Other	3,514	5.9	2,836	4.8	1,875	3.6

Revenues	$60,233	100.0%	$58,752	100.0%	$51,533	100.0%

Schedule of Estimated Cost of Uncompensated Care	A summary of the estimated cost of total uncompensated care for the years ended December 31, follows (dollars in millions):

	2022	2021	2020
Patient care costs (salaries and benefits, supplies, other operating expenses and depreciation and amortization)	$51,180	$49,074	$44,271

Cost-to-charges ratio (patient care costs as percentage of gross patient charges)	11.0%	11.3%	12.0%

Total uncompensated care	$31,734	$29,642	$29,029
Multiply by the cost-to-charges ratio	11.0%	11.3%	12.0%

Estimated cost of total uncompensated care	$3,491	$3,350	$3,483